Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue that was included in deferred revenue balance at the beginning of the period	$ 441,000
Increase to deferred revenue balance from acquisitions	700
Transaction price allocated to remaining performance obligations	$ 639,400
Period to recognize transaction price allocated to remaining performance obligations	12 months
Revenue	$ 1,614,173	$ 1,210,127	$ 880,978
United States
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	700,900	528,800	386,000
United Kingdom
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	$ 110,900	86,000	63,000
Under 12 months
Disclosure of transaction price allocated to remaining performance obligations [line items]
Percentage of transaction price allocated to remaining performance obligations	92.00%
Other
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	$ 118,206	88,058	60,602
Other | Marketplace apps
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	$ 103,500	$ 77,400	$ 53,100